Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,096,798)	$ (232,442)	$ (1,856,315)	$ (1,917,066)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,112		1,865	1,381
Amortization of intangible asset	25,435
Deferred income tax (benefit) expense	(281,534)		(166,787)
Amortization of debt issuance costs	36,140		23,370
Impairment of software costs			15,330
Net changes in operating assets and liabilities:
Prepaid expenses	1,257	18,147	(23,299)	(16,278)
Vendor deposit		227,657	227,657	(227,657)
Security deposit				(5,535)
Accrued interest	51,600		35,693
Accounts payable	54,194	4,397	9,995	3,707
Due from related parties	36,025	(95)	(62,368)	(69,379)
Accrued rent liability		6,642	13,284
Accrued liabilities	102,561	(83,004)	(39,829)	75,790
Net cash used in operating activities	(1,069,008)	(58,698)	(1,654,617)	(2,155,037)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from (purchase of) certificates of deposit			1,019,294	(1,019,294)
Purchase of property and equipment		(882)	(20,622)	(23,775)
Cash received in a reverse acquisition transaction			6,280
Acquisition of intangible asset	(1,782)
Net cash used in investing activities	(1,782)	(882)	1,004,952	(1,043,069)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock				4,270,000
Proceeds from issuance of senior convertible notes			2,580,000
Payment of debt issuance costs			(154,800)
Net cash provided by financing activities			2,425,200	4,270,000
NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,070,790)	(59,580)	1,775,535	1,071,894
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	2,847,429	1,071,894	1,071,894
CASH AND CASH EQUIVALENTS - END OF PERIOD	1,776,639	1,012,314	$ 2,847,429	$ 1,071,894
NON-CASH FINANCING AND INVESTING ACTIVITIES
Recognize exclusive license intangible asset acquired from CoNCERT	(11,037,147)
Recognize deferred tax liability for basis difference for intangible asset	3,037,147
Recognize additional paid-in capital for consideration paid from the transfer of 2,090,301 common shares of Processa owned by Promet to CoNCERT	8,000,000
Cash paid for intangible asset acquired from CoNCERT